Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
Trade receivables- Related parties (Note20)	111,503	44,387
Trade receivables, net (1)	5,054,894	5,285,794
Total current trade and other receivables	5,166,397	5,330,181

(1)	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$169,148 on December 31, 2025 and June 30, 2025, respectively.

Schedule of Expected Credit Losses on Trade Receivables

The table below presents the expected credit losses on trade receivables for the six months ended December 31, 2025:

	Unaudited
	Current sales	30 days	60 days	90 days and older	Total
Balance as at reporting date	$3,997,559	$706,283	$206,030	$314,170	$5,224,042
Expected loss rate	2.19%	5.50%	8.25%	8.16%
ECL allowance	$87,669	$38,846	$16,997	$25,636	$169,148

The table below presents the expected credit losses on trade receivables for the year ended June 30, 2025:

	Current sales	30 days	60 days	90 days	Total
Balance as at reporting date	$4,145,657	$763,313	$263,838	$282,135	$5,454,943
Expected loss rate	1.94%	5.5%	8.25%	8.16%
ECL allowance	$82,377	$41,982	$21,767	$23,022	$169,148